Client Name:
Client Project Name:	ACRA 2026-NQM1
Start - End Dates:	3/18/2026 - 5/28/2026
Deal Loan Count:	312

Conditions Report 2.0

Loans in Report:	312
Loans with Conditions:	116

0 - Total Active Conditions

114 - Total Satisfied Conditions

56 - Credit Review Scope
2 - Category: Application
6 - Category: Assets
3 - Category: Credit/Mtg History
5 - Category: DTI
22 - Category: Income/Employment
3 - Category: Insurance
9 - Category: Legal Documents
2 - Category: Terms/Guidelines
4 - Category: Title
20 - Property Valuations Review Scope
18 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
38 - Compliance Review Scope
9 - Category: Compliance Manual
2 - Category: Finance Charge Tolerance
1 - Category: State Consumer Protection
26 - Category: TILA/RESPA Integrated Disclosure
56 - Total Waived Conditions

45 - Credit Review Scope
3 - Category: Application
3 - Category: Assets
13 - Category: Credit/Mtg History
3 - Category: DTI
2 - Category: Income/Employment
1 - Category: Legal Documents
8 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
2 - Category: Title
6 - Property Valuations Review Scope
1 - Category: Appraisal
5 - Category: Property
5 - Compliance Review Scope
2 - Category: Repayment Ability
1 - Category: Right of Rescission
2 - Category: State Consumer Protection

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